Post Retirement Plans (Details) - Schedule of Recorded as a Component of General and Administrative Expenses in the Company’s Consolidated Statement of Operations ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Schedule of Recorded as a Component of General and Administrative Expenses in the Company’s Consolidated Statement of Operations [Abstract]
Service Cost	₨ 14	$ 0.2	₨ 13
Interest Cost	4	0.1	3
Net actuarial loss (gain)	(8)	(0.1)	16
Net periodic benefit cost (income)	₨ 10	$ 0.2	₨ 32